Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of revenue

	For the Year Ended on December 31,
	2023	2022
	New Israeli Shekels
Revenues *)	927,000	108,671

*)

For the year ended December 31, 2023, the Company’s revenues derived from consulting services rendered from operations. For the year ended December 31, 2022, the Company’s revenues mainly derived from digital wallets licensing.